Restatement to Earnings Per Share Presentation	9 Months Ended
Sep. 30, 2021
Restatement to Earnings Per Share Presentation
Restatement to Earnings Per Share Presentation

Note 2 — Restatement to Earnings Per Share Presentation

The Company has restated its earnings per share calculation to allocate income and losses shared pro rata between its two classes of common stock; Class A common stock and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case both classes of stock will share pro rata in the income and losses of the Company.

The impact to the financial statement follows:

CONDENSED STATEMENTS OF OPERATIONS

For the three months ended March 31, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	(23,000,000)	11,500,000
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$(0.06)	$(0.06)
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	7,887,500	(12,500)	7,875,000
Basic and diluted net income (loss) per share, common stock	$(0.15)	$0.09	$(0.06)

CONDENSED STATEMENTS OF OPERATIONS

For the three months ended June 30, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	—	34,500,000
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.19	$0.19
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	8,625,000	—	8,625,000
Basic and diluted net income (loss) per share, common stock	$0.96	$(0.77)	$0.19

CONDENSED STATEMENTS OF OPERATIONS

For the six months ended June 30, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	(11,436,464)	23,063,536
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.23	$0.23
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	8,258,287	—	8,258,287
Basic and diluted net income (loss) per share, common stock	$0.86	$(0.63)	$0.23